Other revenues and expenses - Financial Income and Expenses (Narrative) (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest on loans		$ 4,971	$ 4,153		$ 3,212
Foreign exchange gains and losses related to hedges of euro		(366)	1,401	[1]	(593)	[1]
Convertible debt amendments	$ 322	265	322	[1]	0	[1]
Other financial expenses		400	0	[1]	83	[1]
Expenses related to the change in fair value of the convertible debt embedded derivative		0	0	[1]	1,583	[1]
Loans and finance leases related to convertible debts issued and government loans granted
Disclosure of detailed information about borrowings [line items]
Interest on loans		$ 4,872	$ 4,094		$ 3,039

[1]	(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.